Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Stock [Abstract]
Common Stock

10. Common Stock

The Company is authorized under its articles of incorporation, as amended, to issue 500,000,000 shares of common stock, par value $0.001 per share.

Reverse Split

As disclosed in Note 1, on January 30, 2023, the Company filed the Certificate of Amendment reflecting the change in authorized shares of common stock from 100,000,000 to 500,000,000 and effecting a reverse stock split as of 12:01 a.m. Eastern Standard Time on February 1, 2023 with a ratio of 1-for-35. As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans.

Common Stock Issuance due to the Business Combination

On the Closing Date, the Company issued an aggregate of 282,039 shares of common stock in exchange for all outstanding Revelation Sub stock. Net proceeds from the Business Combination were $11.9 million, of which $7.7 million was escrowed pursuant to a forward share purchase agreement entered into by Petra and an institutional investor and $4.2 million was released to Revelation.

Common Stock Issuance during the year ended December 31, 2022

On January 23, 2022, the Company issued 36,947 shares of common stock in connection with the PIPE Investment. The Company received net proceeds of $7.3 million.

On January 31, 2022, the Company issued 8,572 shares of common stock as collateral to Loeb & Loeb, LLP as part of a payment deferral of legal fees in connection with the Business Combination.

On February 2, 2022, the Company issued 54 shares of common stock in connection with a notice of cash exercise for the Company’s Rollover Warrants with a total purchase price of $5,073.

On February 4, 2022, the Company cancelled 21,429 shares in connection with the exercise of the forward share purchase agreement and approximately $7.7 million that was in escrow was paid to an institutional investor.

On February 22, 2022, the Company issued 36,959 shares of common stock in connection with a notice of cash exercise for the Class A Pre-Funded Warrants issued in connection with the PIPE Investment with a total purchase price of $12.94.

On July 28, 2022, the Company issued 238,096 shares of its common stock in connection with the July 2022 Public Offering. The Company received net proceeds of $4.5 million.

On July 29, 2022, the Company issued 3,435 shares of common stock in connection with vested Rollover RSU awards.

Common Stock Issuance during the three and nine months ended September 30, 2023

On February 13, 2023, the Company issued 2,888,600 shares of its common stock in connection with the February 2023 Public Offering. The Company received net cash proceeds of $14.0 million.

On February 14, 2023, the Company issued 33,000 shares of common stock in connection with a notice of cash exercise for Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering with a total purchase price of $3.30.

On March 2, 2023, the Company issued 160,000 shares of common stock in connection with a notice of cash exercise for the Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering with a total purchase price of $16.00.

From March 13, 2023 to March 31, 2023, the Company issued 965,357 shares of common stock in connection with notices of alternative cashless exercise for the Class C Common Stock Warrants issued in connection with the February 2023 Public Offering.

From April 1, 2023 to June 30, 2023, the Company issued 1,419,780 shares of common stock in connection with notices of alternative cashless exercise for the Class C Common Stock Warrants issued in connection with the February 2023 Public Offering.

On April 6, 2023, the Company received a notice of cash exercise for the Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering for 143,400 shares of common stock at purchase price of $14.34.

On April 18, 2023, the Company issued 4,284 shares of common stock in connection with vested Rollover RSU awards.

As of September 30, 2023 and December 31, 2022, 6,297,303 and 682,882 shares of common stock were issued and outstanding, respectively. As of September 30, 2023, no cash dividends have been declared or paid.

The total shares of common stock reserved for issuance are summarized as follows:

	September 30, 2023	September 30, 2022
Public Warrants (exercise price of $402.50 per share)	300,332	300,332
Class A Common Stock Warrants (exercise price of $115.15 per share)	73,905	73,905
Class A Placement Agent Common Stock Warrants (exercise price of $115.15 per share)	10,347	10,347
Class B Common Stock Warrants (exercise price of $21.00 per share)	238,095	238,095
Class B Placement Agent Common Stock Warrants (exercise price of $26.25 per share)	16,667	16,667
Class C Common Stock Warrants (exercise price of $5.36 per share)	487,160	—
Rollover Warrants (exercise price of $93.80 per share)	4,738	4,738
Rollover RSU awards outstanding	3,006	7,290
Stock options outstanding	35,005	10,058
Shares reserved for issuance	1,169,255	661,432
Shares available for future stock grants under the 2021 Equity Incentive Plan	33,283	58,230
Total common stock reserved for issuance	1,202,538	719,662

10. Common Stock

The Company is authorized under its articles of incorporation, as amended, to issue 500,000,000 shares of Common Stock, par value $0.001 per share.

Reverse Split

On January 30, 2023, the Company filed the Certificate of Amendment reflecting the change in authorized shares of common stock from 100,000,000 to 500,000,000 and effecting a reverse stock split as of 12:01 a.m. Eastern Standard Time on February 1, 2023 with a ratio of 1-for-35. As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares are outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans.

Common Stock Issuance due to the Business Combination

At the Closing Date, the Company issued an aggregate of 282,039 shares of common stock in exchange for the Revelation Sub stock, outstanding as of immediately prior to the Effective Time.

On the Closing Date, the Company received net proceeds from the Business Combination of $11.9 million, of which $7.7 million was escrowed pursuant to a Forward Share Purchase Agreement entered into by Petra and $4.2 million was released to Revelation.

Common Stock Issuance during the year ended December 31, 2022

On January 23, 2022, the Company issued 36,947 shares of common stock in connection with the PIPE Investment. The Company received net proceeds of $7.3 million.

On January 31, 2022, the Company issued 8,572 shares of common stock as collateral to Loeb & Loeb, LLP as part of a payment deferral of legal fees in connection with the Business Combination.

On February 4, 2022, the Company cancelled 21,429 shares in connection with the exercise of the Forward Share Purchase Agreement and approximately $7.7 million that was in escrow was paid to Meteora.

On February 22, 2022, the Company issued 36,959 shares of common stock in connection with the notice of cash exercise for the Pre-Funded Warrants issued in connection with the PIPE Investment with a total purchase price of $12.94.

On February 2, 2022, the Company issued 54 shares of common stock in connection with a notice of cash exercise for the Company’s Rollover Warrants with a total purchase price of $5,073.

On July 28, 2022, the Company issued 238,096 shares of its common stock in connection with the July 2022 Public Offering. The Company received net proceeds of $4.5 million.

On July 29, 2022, the Company issued 3,435 shares of common stock in connection with vested Rollover RSU awards.

As of December 31, 2022 and December 31, 2021, 682,882 and 282,039 shares of common stock were issued and outstanding, respectively. As of December 31, 2022, no cash dividends have been declared or paid.

The total shares of common stock reserved for issuance are summarized as follows:

	December 31, 2022	December 31, 2021
Revelation Sub Series A Preferred Stock	—	—
Series A-1 Preferred Stock	—	—
Public Warrants	300,332	—
Class A Common Stock Warrants	73,905	—
Class A Placement Agent Common Stock Warrants	10,347	—
Class B Common Stock Warrants	238,096	—
Class B Placement Agent Common Stock Warrants	16,667	—
Rollover Warrants	4,738	4,792
Unvested and unissued Rollover RSU awards	7,290	13,154
Stock options outstanding	9,581	—
Shares reserved for issuance	660,956	17,946
Shares available for future stock grants under the 2021 Equity Incentive Plan	58,707	—
Total common stock reserved for issuance	719,663	17,946